Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
INCOME TAXES

11. INCOME TAXES

Income tax provision (benefit) were comprised of the following:

	For the Years Ended December 31,
	2024	2023	2022
Current income tax provision (benefits)
Federal	$-	$-	$-
State	1,600	4,000	4,800
Foreign	-	83,100	(53,700)
	1,600	87,100	(48,900)
Deferred income tax provision (benefits)
Federal	-	-	-
State	-	-	-
Foreign	(277,000)	-	-
	(277,000)	-	-
Income tax provision (benefits)	$(275,400)	$87,100	$(48,900)

Total income tax provision (benefit) differs from the amount that would be provided by applying the statutory federal income tax rate to pretax earnings as illustrated below:

	For the Years Ended December 31,
	2024	2023	2022
Income tax benefits at statutory federal income tax rate	$(2,261,300)	$(976,100)	$(1,290,800)
State tax expense, net of federal benefit	1,600	4,000	4,800
Foreign tax expenses (benefit)	(159,000)	54,700	(38,900)
Impairment of intangible assets	-	-	13,300
Non-taxable income	(383,000)	(284,600)	(35,100)
Others	(14,830)	2,900	-
Impairment on long-term investments	131,530	-	-
Global intangible low tax income	-	173,700	-
Valuation allowance	2,409,000	1,112,500	1,297,800
Income tax provision (benefits)	$(275,400)	$87,100	$(48,900)

Temporary differences and carry-forwards that give rise to a significant portion of deferred tax assets and liabilities as of December 31, 2024 and 2023 were as follows:

	December 31, 2024	December 31, 2023
Deferred tax assets:
Current and prior year tax losses	$8,168,900	$7,125,100
Deferred interest expense	3,991,300	3,991,300
Basis in deductible goodwill	787,700	853,300
Deferred maintenance, bad debt allowance and other	210,000	210,000
Gross deferred tax assets	13,157,900	12,179,700
Valuation allowance	(13,157,900)	(12,174,000)
Deferred tax assets, net of valuation allowance	$-	$5,700
Deferred tax liabilities:
Others	-	(5,700)
Deferred tax liabilities	-	(5,700)
Deferred tax assets, net of valuation allowance	$-	$-

Reported as:

	December 31, 2024	December 31, 2023
Deferred tax assets	$13,157,900	$12,179,700
Deferred tax liabilities	-	(5,700)
Valuation allowance	(13,157,900)	(12,174,000)
Net deferred tax assets	$-	$-

Consolidated deferred federal income taxes arise from temporary differences between the valuation of assets and liabilities as determined for financial reporting purposes and federal income tax purposes and are measured at enacted tax rates. The Company’s deferred tax items are measured at an effective tax rate (federal and state blended rate net of federal benefit) of 21.00% and 21.05% respectively as of December 31, 2024 and 2023 for the United States and 17% and 17% as of December 31, 2024 and 2023 for Singapore.

The current year federal operating loss carryovers of approximately $5.6 million will be available to offset 80% of annual taxable income in future years. Approximately $3.2 million of federal net operating loss carryovers may be carried forward through 2037 and the remaining $29.3 million federal net operating loss carryovers may be carried forward indefinitely. The current year California operating loss carryovers of approximately $0.4 million will be available to offset taxable income in future years through 2042. As discussed below, the Company does not expect to utilize the net operating loss carryovers remaining at December 31, 2023 in future years.

During the year ended December 31, 2024, the Company had pre-tax loss from domestic sources of approximately $5.3 million and pre-tax loss from foreign sources of approximately $5.5 million. The Company had pre-tax loss from domestic sources of approximately $5.6 million and pre-tax loss from foreign sources of approximately $0.7 million for the year ended December 31, 2023. The year-over-year decrease in profit before taxes is mostly driven by the increase business expenses invested in Singapore for its new short-drama business and the acquisition expenses of Yuder Pte, Ltd.

As of December 31, 2024, the Company has a full valuation allowance of approximately $13.2 million against its net deferred tax assets not supported by either future taxable income or availability of future reversals of existing taxable temporary differences, for which realization cannot be considered more likely than not at this time. In assessing the need for a valuation allowance, the Company considered all positive and negative evidence, including taxable loss occurred in recent years, scheduled reversals of deferred tax liabilities, projected future taxable income, tax planning strategies, and past financial performance. Recent negative operating result has caused the Company to be in a cumulative loss position as of December 31, 2024.

As of December 31, 2023, the Company had a valuation allowance of approximately $12.2 million, which fully offsets its net deferred tax assets.

The Company and its subsidiaries file income tax returns in the U.S. federal jurisdiction and various state and foreign jurisdictions. The Company is subject to federal income tax and state income tax audit for its operations in the United States, and income tax audit in other jurisdictions. At December 31, 2024 and 2023, the Company had a balance of accrued tax, penalties and interest totaling $nil and $44,600 related to unrecognized tax benefits on its non-U.S. operations included in the Company’s accounts and taxes payable. The Company’s accrual tax balance decreased by 44,600 due to the dissolution of JMC group. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31, 2024	December 31, 2023
Balance at January 1	$44,600	$56,100
Additions for prior years’ tax positions	-	2,700
Reductions due to settlements	(44,600)
Reductions from expiration of statute of limitations	-	(14,200)
Balance at December 31	$-	$44,600

The Company accounts for interest related to uncertain tax positions as interest expense, and for income tax penalties as tax expense.